SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of compensation expense

	Year Ended December 31,
(In thousands)	2025	2024	2023
Research and development	$206	$217	$236
Sales and marketing	397	329	245
General and administrative	2,383	760	6,736
Total	$2,986	$1,306	$7,217

Schedule of weighted-average assumptions used in valuing the stock options

	Year Ended December 31,
	2025	2024	2023
Range of expected volatility	88.4% to 93.03%	81.58% to 85.61%	75.77% to 81.26%
Range of risk free interest rate	3.68% to 3.91%	3.41% to 4.45%	3.45% to 4.79%
Weighted average expected option life (in years)	5.00	6.12	5.72
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of stock option plans and of changes in options outstanding under the plans

		Weighted Average	Weighted Average Remaining
	Number of Options	Exercise Price	Contractual Term In Years	Aggregate Intrinsic Value
Outstanding at December 31, 2022	3,389,379	$19.5
Exercised	(56,668)	$1.9
Granted	844,561	$2.1
Expired	(72,178)	$17.3
Forfeited	(49,930)	$3.3
Outstanding at December 31, 2023	4,055,164	$2.2
Exercised	(1,094,406)	$1.9
Granted	1,242,961	$5.7
Expired	(209,389)	$6.6
Forfeited	(419,877)	$1.9
Outstanding at December 31, 2024	3,574,453	$3.3
Exercised	(29,500)	$1.9
Granted	64,961	$1.5
Expired	(19,875)	$2.2
Forfeited	(506,625)	$6.4
Outstanding at December 31, 2025	3,083,414	$2.8	5.84	—
Vested and expected to vest at December 31, 2025	2,521,914	$2.7	5.81	—
Exercisable at December 31, 2025	2,099,348	$2.5	5.38	—

Schedule of stock options outstanding

The following summarizes information about share options that are outstanding at December 31, 2025:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average	Number	Average
Range of	Outstanding at	Contractual	Exercise	Exercisable at	Exercise
Exercise Prices	December 31, 2025	Life in Years	Price	December 31, 2025	Price
$1.26 - $1.93	2,225,453	4.88	$1.92	1,644,387	$1.91
$2.31 - $2.69	284,961	8.31	$2.64	157,461	$2.61
$3.59 - $5.20	80,000	8.19	$4.40	70,000	$4.28
$5.78 - $6.89	490,000	8.44	$6.33	227,500	$6.02
$42.70	3,000	2.25	$42.70	—	$—
	3,083,414	5.84	$2.79	2,099,348	$2.49